Condensed Statements of Changes In Shareholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Jet Ai Inc [Member]	Common Stock [Member] Jet Token, Inc. [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Jet Ai Inc [Member]	Additional Paid-in Capital [Member] Jet Token, Inc. [Member]	Retained Earnings [Member]	Retained Earnings [Member] Jet Ai Inc [Member]	Retained Earnings [Member] Jet Token, Inc. [Member]	Common Class A [Member]	Common Class B [Member]	Nonvoting Common Stock [Member]	Nonvoting Common Stock [Member] Jet Ai Inc [Member]	Nonvoting Common Stock [Member] Jet Token, Inc. [Member]	Total	Jet Ai Inc [Member]	Jet Token, Inc. [Member]	Subscription Receivable [Member] Jet Ai Inc [Member]	Subscription Receivable [Member] Jet Token, Inc. [Member]	Series Seed Preferred Stock [Member] Jet Token, Inc. [Member]	Series CF Non-voting Preferred Stock [Member] Jet Token, Inc. [Member]
Balance at Dec. 31, 2020				$ 9			$ 5,743,728			$ (3,152,528)					$ 3			$ 2,802,142		$ (522,966)	$ 29,500	$ 704,396
Balance, shares at Dec. 31, 2020				85,000,000											31,402,755						983,333	18,826,385
Sale of Common Stock for cash, shares															2,625,446
Net loss										(15,765,249)								(15,765,249)
Stock option compensation							12,690,373											12,690,373
Sale of Non-Voting Common Stock for cash							2,417,424											2,320,824		(96,600)
Receipt of subscription receivable																		522,966		522,966
Stock-based compensation																		12,690,373
Sale of non-voting common stock for cash, shares															4,119,908
Offering costs							(1,673,587)											(1,673,587)
Share exchange				$ (1)											$ 1
Share exchange, shares				(6,646,667)											6,646,667
Balance at Dec. 31, 2021		$ 288	$ 434	$ 8		$ 19,911,412	19,177,938	$ (10,498,112)	$ (18,917,777)	(18,917,777)					$ 4	$ (10,497,824)	$ 897,469	897,469	$ (96,600)	(96,600)	$ 29,500	$ 704,396
Balance, shares at Dec. 31, 2021	115,000	2,875,000	4,342,626	78,353,333											42,169,330						983,333	18,826,385
Balance at Apr. 11, 2021
Balance, shares at Apr. 11, 2021
Issuance of Class B ordinary shares to Sponsor		$ 288			24,712											25,000
Issuance of Class B ordinary shares to Sponsor,shares		2,875,000
Sale of Common Stock for cash	$ 1,161				103,983,884											103,985,045
Sale of Common Stock for cash, shares	11,615,000
Issuance of private placement warrants					5,760,000											5,760,000
Class A Ordinary shares reclassified to Commitments subject to possible redemption	$ (1,161)				(101,227,174)											(101,228,335)
Class A Ordinary shares subject to possible redemption, shares	(11,500,000)
Accretion for Class A Ordinary Shares to redemption amount					(8,541,422)			(6,956,240)								(15,497,662)
Net loss								(3,541,872)			$ (2,839,120)	$ (702,753)				(3,541,872)
Balance at Dec. 31, 2021		$ 288	$ 434	$ 8		19,911,412	19,177,938	(10,498,112)	(18,917,777)	(18,917,777)					$ 4	(10,497,824)	897,469	897,469	(96,600)	(96,600)	$ 29,500	$ 704,396
Balance, shares at Dec. 31, 2021	115,000	2,875,000	4,342,626	78,353,333											42,169,330						983,333	18,826,385
Sale of Common Stock for cash			$ 10			2,451,069											2,451,079
Sale of Common Stock for cash, shares			101,989											100,074
Net loss									(4,814,198)								(4,814,198)
Stock-based compensation						4,431,950											4,431,950
Offering costs						(1,269,864)											(1,269,864)
Balance at Sep. 30, 2022			$ 444			25,524,567			(23,731,975)								1,696,436		(96,600)
Balance, shares at Sep. 30, 2022			4,444,615
Balance at Dec. 31, 2021		$ 288	$ 434	$ 8		19,911,412	19,177,938	(10,498,112)	(18,917,777)	(18,917,777)					$ 4	(10,497,824)	897,469	897,469	(96,600)	(96,600)	$ 29,500	$ 704,396
Balance, shares at Dec. 31, 2021	115,000	2,875,000	4,342,626	78,353,333											42,169,330						983,333	18,826,385
Class A Ordinary shares subject to possible redemption, shares
Accretion for Class A Ordinary Shares to redemption amount								(1,534,589)								(1,534,589)
Net loss								7,175,980		(7,738,203)	$ 5,605,148	$ 1,570,832				7,175,980		(7,738,203)
Stock option compensation							6,492,653											6,492,653
Sale of Non-Voting Common Stock for cash							2,919,704											2,904,160		(15,544)
Receipt of subscription receivable																		96,600		96,600
Stock-based compensation																		6,492,653
Sale of non-voting common stock for cash, shares															3,920,556
Offering costs							(1,691,386)											(1,691,386)
Preferred share redemption							(216,000)											(225,000)			$ (9,000)
Preferred share redemption, shares																					(300,000)
Balance at Dec. 31, 2022		$ 288	$ 445	$ 8		27,407,372	26,682,909	(4,856,721)	(26,655,980)	(26,655,980)					$ 4	(4,856,433)	736,293	736,293	(15,544)	(15,544)	$ 20,500	$ 704,396
Balance, shares at Dec. 31, 2022	115,000	2,875,000	4,454,665	78,353,333											46,089,886						683,333	18,826,385
Balance at Jun. 30, 2022			$ 441			22,986,812			(21,734,846)								1,155,807		(96,600)
Balance, shares at Jun. 30, 2022			4,411,005
Sale of Common Stock for cash			$ 3			801,960											801,963
Sale of Common Stock for cash, shares			33,610
Net loss									(1,997,129)								(1,997,129)
Stock-based compensation						2,060,703											2,060,703
Offering costs						(324,908)											(324,908)
Balance at Sep. 30, 2022			$ 444			25,524,567			(23,731,975)								1,696,436		(96,600)
Balance, shares at Sep. 30, 2022			4,444,615
Balance at Dec. 31, 2022		$ 288	$ 445	$ 8		27,407,372	$ 26,682,909	$ (4,856,721)	(26,655,980)	$ (26,655,980)					$ 4	$ (4,856,433)	736,293	$ 736,293	(15,544)	$ (15,544)	$ 20,500	$ 704,396
Balance, shares at Dec. 31, 2022	115,000	2,875,000	4,454,665	78,353,333											46,089,886						683,333	18,826,385
Sale of Common Stock for cash			$ 7			1,598,623											1,512,260		(86,370)
Sale of Common Stock for cash, shares			65,960
Net loss									(9,458,785)								(9,458,785)
Stock-based compensation			15			5,424,143											5,424,158
Offering costs						(437,665)											(437,665)
Share based compensation, shares			148,950
Receipt of subscription receivable																	95,190		95,190
Recapitalization			$ 449			(2,128,994)											(2,128,545)
Recapitalization, shares			4,494,789
Balance at Sep. 30, 2023			$ 916			31,863,479			(36,114,765)								(4,257,094)		(6,724)
Balance, shares at Sep. 30, 2023			9,164,364
Balance at Jun. 30, 2023			$ 452			31,324,113			(31,824,206)								(525,120)		(25,479)
Balance, shares at Jun. 30, 2023			4,520,625
Net loss									(4,290,559)								(4,290,559)
Stock-based compensation			15			2,669,056											2,669,071
Offering costs						(696)											(696)
Share based compensation, shares			148,950
Receipt of subscription receivable																	18,755		18,755
Recapitalization			$ 449			(2,128,994)											(2,128,545)
Recapitalization, shares			4,494,789
Balance at Sep. 30, 2023			$ 916			$ 31,863,479			$ (36,114,765)								$ (4,257,094)		$ (6,724)
Balance, shares at Sep. 30, 2023			9,164,364